Exceptional items	12 Months Ended
Dec. 31, 2025
Exceptional items
Exceptional items

5.  Exceptional items

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Start-up related and other costs	6	24	36
Impairment charge/(reversal) - property, plant and equipment	10	(4)	18
Restructuring (credit)/charge	—	(4)	38
Exceptional items – cost of sales	16	16	92
Transaction-related and other costs	16	5	14
Exceptional items – SG&A expenses	16	5	14
Exceptional finance expense/(income)	14	(13)	(58)
Exceptional items – finance expense/(income)	14	(13)	(58)
Exceptional income tax (credit)/charge (note 7)	(22)	8	(14)
Total exceptional items, net of tax	24	16	34

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2025

A net charge of $24 million has been recognized as exceptional items for the year ended December 31, 2025, primarily comprising:

●	$6 million start-up related and other costs in the Americas ($3 million) and in Europe ($3 million), principally relating to the Group’s investment programs.
●	$10 million impairment of property, plant and equipment relating to early-stage capital expenditure for a proposed greenfield site development in Europe. The project was deferred during the year resulting in certain of the initial costs incurred no longer being recoverable.
●	$16 million of transaction-related and other costs, comprised principally of real estate transfer tax and other costs in connection with the Transaction, together with professional advisory fees and other costs incurred in respect of the Group's transformation initiatives.
●	$14 million net exceptional finance expenses includes premiums payable on and accelerated amortization of deferred debt issue costs and other expenses related to (i) the early redemption of the Group's $600 million 6.000% Senior Secured Green Notes due 2027; (ii) repayment of the Senior Secured Term Loan; and (iii) termination of the Group's cross currency interest rate swaps (“CCIRS”) in December 2025 (note 20), partly offset by a gain on the movements in fair value of the Earnout Shares and Private and Public Warrants (note 22).
●	Tax credits of $22 million have been recognized in relation to exceptional items.

2024

A net charge of $16 million has been recognized as exceptional items for the year ended December 31, 2024, primarily comprising:

●	$24 million start-up related and other costs in the Americas ($15 million) and in Europe ($9 million), primarily relating to the Group’s investment programs.
●	A $4 million credit relating to property, plant and equipment in Whitehouse, Ohio, which was disposed of or re-distributed for use elsewhere in the Americas operating network during the year resulting in a part-reversal of the impairment charge previously recognized in respect of the plant closure completed in February 2024.
●	A $4 million credit primarily relating to restructuring costs provided for in the prior year for the closure of the Whitehouse facility has also been recognized, in respect of costs no longer expected to be incurred.
●	$5 million transaction-related and other costs, primarily comprised of professional advisory fees and restructuring and other costs relating to transformation initiatives.
●	$13 million exceptional finance income primarily relates to a gain on movements in the fair market values of the Earnout Shares, Private and Public Warrants.
●	Tax charges of $8 million have been recognized in relation to exceptional items.

2023

A net charge of $34 million has been recognized as exceptional items for the year ended December 31, 2023, primarily comprising:

●	$36 million start-up related and other costs in the Americas ($20 million) and in Europe ($16 million), primarily relating to the Group’s investment programs.
●	$18 million relating to impairment of property, plant and equipment in Europe ($9 million) following the decision to close the remaining steel lines in the Weissenthurm production facility in Germany, completing the conversion to an aluminum only facility, and the Americas ($9 million) in respect of the closure of the Whitehouse, Ohio production facility which was completed in February 2024.
●	$38 million restructuring costs in the Americas ($20 million) and Europe ($18 million), primarily related to the Whitehouse facility and Weissenthurm steel line closures.
●	$14 million transaction-related and other costs, comprised of a $6 million legal settlement in respect of a contract manufacturing agreement arising from Ardagh Group’s acquisition of the beverage can business and $8 million of professional advisory fees and other costs primarily in relation to transformation initiatives.
●	$58 million net exceptional finance income primarily relates to a gain on movements in the fair market values on the Earnout Shares, Private and Public Warrants.
●	Tax credits of $14 million have been recognized in relation to exceptional items.